Form N-23C-1
Report for Calendar month Ending December 31, 1999

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Swiss Helvetia Fund, Inc.
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                                                                  Approximate asset value
                                     Number of                    or approximate asset         Name of
Date of each   Identification of     shares           Price per   coverage per share at        Seller or of
transaction    each security         purchased        share       time of purchase             Sellers Broker
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                Swiss Helvetia
                Fund-(Cusip-
   12/1/99      870875101)             8700            14.375             18.07                   NYSE
   12/2/99          (same)             8700            14.48065           18.1                    NYSE
   12/6/99          (same)             9000            14.8125            18.44                   NYSE
  12/16/99          (same)             8500            13.5941            17.05                   NYSE
  12/17/99          (same)             8500            13.4353            16.99                   NYSE
  12/20/99          (same)            11900            13.4375            17.11                   NYSE
  12/22/99          (same)             5000            13.4375            17.01                   NYSE
  12/30/99          (same)             5000            13.75              17.43                   NYSE
  12/31/99          (same)            11500            13.8125            17.52                   NYSE
                  Total               76800